Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

February 1, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Registration Statement on Form N-1A of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 111 to the Registration Statement under the Securities Act of 1933 and Amendment No.113 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 111 to the Registration Statement under the 1933 Act and Amendment No. 113 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act. The Amendment is being filed for the purpose of adding: (i) revised disclosure with respect to the AST Moderate Asset Allocation Portfolio (the AST Moderate Portfolio), AST First Trust Capital Appreciation Target Portfolio (the AST First Trust Portfolio), AST Horizon Moderate Asset Allocation Portfolio (the AST Horizon Portfolio), and AST T. Rowe Price Global Bond Portfolio (the AST T. Rowe Price Portfolio); and (ii) the revised disclosure pursuant to the Registrant’s filing of definitive proxy materials (Accession Number: 0001193125-12-504795) via EDGAR on December 17, 2012 in connection with special meetings of shareholders scheduled for February 14, 2013, in accordance with Rule 14a-6 under the Securities Exchange Act of 1934.

Revised Disclosure With Respect to AST Moderate Portfolio. The Board of Trustees of the Registrant (the Board), including all of the Trustees of the Registrant who are not “interested persons” of the Registrant under the 1940 Act (the Independent Trustees), recently approved an amended investment management agreement with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Investment Managers) with respect to the AST Moderate Portfolio. Subject to receipt of the required shareholder approval, the contractual investment management fee rate paid to the Investment Managers would increase under the amended investment management agreement as described in the Amendment.

The Investment Managers proposed the above-referenced investment management fee rate increase in order to be able to retain RCM Capital Management LLC, which is expected to merge into Allianz Global Investors U.S., Inc. on or about April 1, 2013 (“RCM”), as subadviser for the AST Moderate Portfolio. Such subadvisory arrangement is currently anticipated to become effective on or about April 29, 2013. In connection therewith, as of the effective date: (i) RCM will begin to implement a new asset allocation strategy for the AST Moderate Portfolio; (ii) the name of the AST Moderate Portfolio will be changed from the AST Moderate Asset Allocation Portfolio to the AST RCM World Trends Portfolio (the AST RCM Portfolio); and (iii) certain changes to the AST Moderate Portfolio’s investment strategies, performance benchmark, and non-fundamental investment policies will become effective. As part of these changes, the AST RCM Portfolio would no longer operate as a “fund-of-funds” but would instead invest primarily in equity and fixed-income securities, exchange-traded funds, and other financial instruments, including derivatives.

Revised Disclosure With Respect to AST Horizon Portfolio. The Board, including all of the Independent Trustees, recently approved an amended investment management agreement with the Investment Managers with respect to the AST Moderate Portfolio. Subject to receipt of the required shareholder approval, the contractual investment management fee rate paid to the Investment Managers would increase under the amended investment management agreement as described in the Amendment.

The Investment Managers proposed the above-referenced investment management fee rate increase in order to be able to retain Goldman Sachs Asset Management, L.P. (Goldman Sachs) as subadviser for the AST Horizon Portfolio. Such subadvisory arrangement is currently anticipated to become effective on or about April 29, 2013. In connection therewith, as of the effective date: (i) the Investment Managers will terminate Horizon Investments, LLC as the subadviser for the AST Horizon Portfolio; (ii) Goldman Sachs will begin to implement a new asset allocation strategy for the AST Horizon Portfolio; (iii) the name of the AST Horizon Portfolio will be changed from the AST Horizon Moderate Asset Allocation Portfolio to the AST Goldman Sachs Multi-Asset Portfolio (the AST Goldman Portfolio); and (iv) certain changes to the AST Horizon Portfolio’s investment strategies, performance benchmark, and non-fundamental investment policies will become effective. As part of these changes, the AST Goldman Portfolio would no longer operate as a “fund-of-funds” but would instead invest primarily in equity and fixed-income securities, exchange-traded funds, and other financial instruments, including derivatives.

Revised Disclosure With Respect to AST First Trust Portfolio. The Board, including all of the Independent Trustees, recently approved the retention of Quantitative Management Associates, LLC (QMA) and Prudential Investment Management, Inc. (PIM) as subadvisers for the AST First Trust Portfolio. Such subadvisory arrangements are currently anticipated to become effective on or about April 29, 2013. In connection therewith, as of the effective date: (i) the Investment Managers will terminate First Trust Advisors, L.P. as the subadviser for the AST First Trust Portfolio; (ii) QMA and PIM will begin to implement a new asset allocation strategy for the AST First Trust Portfolio; (iii) the name of the AST First Trust Portfolio will be changed from the AST First Trust Capital Appreciation Target Portfolio to the AST Prudential Growth Allocation Portfolio (the AST Prudential Portfolio); and (iv) certain changes to the AST First Trust Portfolio’s investment strategies, performance benchmark, and non-fundamental investment policies will become effective. As part of these changes, the AST Prudential Portfolio would invest primarily in equity and fixed-income securities, exchange-traded funds, and other financial instruments, including derivatives.

Preliminary proxy statements that address the changes described above were filed with the Commission on February 1, 2013 for each of the AST First Trust Portfolio, the AST Moderate Portfolio and AST Horizon Portfolio. The definitive proxy statements are expected to be filed with the Commission on or about February 11, 2013 for each of the AST First Trust Portfolio, the AST Moderate Portfolio and AST Horizon Portfolio. Definitive proxy materials are expected to be distributed to the beneficial shareholders of the AST Moderate Portfolio, AST Horizon Portfolio, and AST First Trust Portfolio on or about February 15, 2013 for use in connection with a special shareholders’ meeting currently scheduled to be held on March 22, 2013. The disclosures relating to the new subadvisory arrangements and the new investment strategies for the AST Moderate Portfolio, AST Horizon Portfolio, and AST First Trust Portfolio, respectively, are incorporated into this Amendment. Assuming receipt of the required shareholder approval for the proposals described above, the Registrant expects to distribute supplements with respect to the AST Moderate Portfolio, AST Horizon Portfolio, and AST First Trust Portfolio from the effective date of the Amendment through April 29, 2013. Such disclosure would then be included in the Registrant’s updated prospectus and statement of additional information effective April 29, 2013.

Revised Disclosure With Respect to AST T. Rowe Price Portfolio. The Board, including all of the Independent Trustees, recently approved the retention of Franklin Advisers, Inc. (Franklin Advisers) as subadviser for the AST T. Rowe Price Portfolio. Such subadvisory arrangement is currently anticipated to become effective on or about April 29, 2013. In connection therewith, as of the effective date: (i) the Investment Managers will terminate T. Rowe Price Associates, Inc. and T. Rowe Price International, Ltd. as the subadvisers for the AST T. Rowe Price Portfolio; (ii) Franklin Advisers will begin to implement a new investment strategy for the AST T. Rowe Price Portfolio; (iii) the name of the AST T. Rowe Price Portfolio will be changed from the AST T. Rowe Price Global Bond Portfolio to the AST Templeton Global Bond Portfolio; and (iv) certain changes to the AST T. Rowe Price Portfolio’s investment strategies, performance benchmark, and non-fundamental investment policies will become effective.

More detailed information relating to the above-described changes will be distributed to beneficial shareholders of the AST T. Rowe Price Portfolio in a Schedule 14C Information Statement within 90 days of the effective date of the change. More detailed information will be included in the Registrant’s updated prospectus and statement of additional information effective April 29, 2013.

Revised Disclosure With Respect to the Registrant’s Adoption of a Distribution and Service (12b-1) Plan. The Board, including all of the Independent Trustees, recently approved the adoption of a distribution and service plan (the 12b-1 Plan) by certain series of the Registrant, as well as revisions to the investment management fees paid by certain series of the Registrant. Subject to receipt of the required shareholder approval, the 12b-1 Plan would replace the Registrant’s 0.10% Administrative Services Fee with a distribution and service fee (the 12b-1 Fee) of 0.10%. Additionally, the investment management fee paid by certain series of the Registrant would be replaced with new progressively declining fee rates based on the overall net assets of the respective series. Such arrangements are currently anticipated to become effective on or about February 25, 2013.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-802-6469.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary

Advanced Series Trust